Impairment of Assets and Assets Held for Sale (Tables)	12 Months Ended
Mar. 31, 2022
Assets Held for Sale [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale and Computation of Impairment Loss	The assets and liabilities of the Rooftop Subsidiaries classified as held for sale, together with the calculation of the related impairment loss is shown below.
	As of March 31,
	2022	2022	2021
	(INR)	(US$)	(INR)
	(In million)
Current assets:
Cash and cash equivalents	41	0.6	290
Restricted cash	9	0.1	84
Accounts receivable, net	1	0.0	149
Prepaid expenses and other current assets	-	-	44
Total current assets	51	0.7	567
Restricted cash	-	-	143
Property, plant and equipment, net	96	1.3	4,576
Deferred income taxes	-	-	359
Right-of-use assets	-	-	87
Other assets	-	-	23
Total assets (A)	147	2.0	5,755
Liabilities
Current liabilities:
Accounts payable	1	0.0	13
Current portion of long-term debt	66	0.9	12
Interest payable	2	0.0	91
Other liabilities	4	0.1	159
Total current liabilities	73	1.0	275
Non-current liabilities:
Long-term debt	-	-	1,939
Deferred income taxes	-	-	6
Other liabilities	-	-	59
Total liabilities (B)	73	1.0	2,279
Net Assets (C=A-B)	74	1.0	3,476
Fair value (D)	54	0.7	878
Impairment loss/ (reversal)* (E=C-D)	20	0.3	2,598